Selected Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Information (unaudited)

13. Selected Quarterly Financial Information (unaudited)

Summarized quarterly financial information for fiscal years 2017 and 2016 is as follows (dollars in thousands, except per share data):

	Q1	Q2	Q3	Q4
2017 quarter:
Revenue	$3,535	$3,933	$3,648	$2,229
Gross profit	853	1,061	899	211
Loss from operations	(174)	(35)	(163)	(741)
Net loss	(197)	(55)	(211)	(808)
Basic and diluted loss per share	(0.00)	(0.00)	(0.01)	(0.02)

	Q1	Q2	Q3	Q4
2016 quarter:
Revenue	$4,274	$4,304	$4,083	$3,006
Gross profit	1,172	1,086	1,101	740
Loss from operations	66	(6)	87	(232)
Net income (loss)	49	(65)	69	(236)
Basic and diluted loss per share	0.00	(0.00)	0.00	(0.01)

Numbers may not sum due to rounding.